Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Accounting Standard	U.S. GAAP
Document Fiscal Period Focus	FY
Entity Registrant Name	Ambow Education Holding Ltd.
Entity Central Index Key	0001494558
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity File Number	001-34824
Entity Shell Company	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12th Floor, Tower 1
Entity Address, Address Line Three	Chang’an Center, Shijingshan District
Entity Address, Address Line Two	Financial Street
Entity Emerging Growth Company	false
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100043
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	false
Auditor Name	Marcum Bernstein & Pinchuk LLP
Auditor Firm ID	5395
Auditor Location	Beijing, China
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	12th Floor, Tower 1
Entity Address, Address Line Three	Chang’an Center, Shijingshan District
Entity Address, Address Line Two	Financial Street
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Contact Personnel Fax Number	6206-8100
Entity Address, Postal Zip Code	100043
City Area Code	10
Local Phone Number	6206-8000
Contact Personnel Name	Kia Jing Tan
Class A Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	41,973,276
Title of 12(b) Security	Class A Ordinary Shares, par value $0.003 per share*
No Trading Symbol Flag	true
Security Exchange Name	NYSEAMER
Class C Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,708,415
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (one American depositary share representing two Class A ordinary shares, par value $0.003 per share)
Trading Symbol	AMBO
Security Exchange Name	NYSEAMER